EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.11 - Schedule 7

Multi Property Report
Loan Record ID	Loan ID	Seller Loan ID	Investor Loan ID	Property ID	Loan Status	Loan Status Date	Originator	Property Address	City	State	Zip Code	Original Balance	Allocation Percent	Primary Appraisal Date	Owner Occupancy	Property Type	Primary Appraisal Value	Primary Appraisal Type	LTV	Reviewed Appraised Value	Reviewed Appraisal Type	Property Units	P&I Payment	T & I & A Payment	Monthly Taxes	Monthly Insurance	Property Acquisition Date	Property Acquisition Price	Rent	Type of Rent to Qualify	Rent in Place from Lease	Short Term Rent	Short Term Rent Source	Short Term Rent Term	Short Term Rent Term Number	Third Party Market Rent Estimate	Third Party Market Rent Source	Rented Flag	Annual HOA	Property Condition	Year Built	DSCR	Loan Release Provision	Percent Paydown for Release	Release Paydown Amount	Title Held As